TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Attributable to Approved Enterprise Programs [Member]	Dec. 31, 2012 Attributable to Approved Enterprise Programs [Member]	Dec. 31, 2012 Attributable to Beneficiary Enterprise Program [Member]	Dec. 31, 2012 Israel [Member] Minimum [Member]	Dec. 31, 2012 Australia [Member] Minimum [Member]	Dec. 31, 2012 Canada [Member] Minimum [Member]	Dec. 31, 2012 United States [Member] Minimum [Member]	Dec. 31, 2012 Singapore [Member] Minimum [Member]
TAXES ON INCOME [Abstract]
Liability for unrecognized tax benefits	$ 1,084	$ 755
Interest accrued	57	245
Income Tax Contingency [Line Items]
Open tax year						2010	2008	2010	2009	2008
Deferred Tax Liability Not Recognized [Line Items]
Tax-exempt earnings				20,726	16,196
Tax liability, if distributed				5,181	4,049
Reduction in tax expense			$ 1,800